Goodwill	12 Months Ended
Dec. 31, 2022
Deconsolidation of VIDA and ICinit [Abstract]
Goodwill

Note 13 — Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. The following table summarizes the components of acquired goodwill balances as of:

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Goodwill from Shenzhen Yidian acquisition(a)	137,060,340	137,060,340	19,679,572
Goodwill from Shenzhen Yitian acquisition(b)	92,990,256	92,990,256	13,351,844
Goodwill from Fe-da Electronics acquisition(c)	33,644,255	—	—
Goodwill from Guoyu acquisition(d)	13,283,750	13,283,750	1,907,324
Goodwill	276,978,601	243,334,346	34,938,740

(a)      Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 137.1 million was allocated to goodwill.

(b)      Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 161.0 million was allocated to goodwill. Impairment loss of RMB 68.0 million was recognized for the year ended December 31, 2016.

(c)      VIYI acquired Fe-da Electronics in 2020 to acquire 100% of the capital stock of Fe-da Electronics for a net consideration of approximately RMB 104.4 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 53.1 million) was allocated to goodwill. See impairment below.

(d)      Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 20.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 13.3 million was allocated to goodwill for the central processing algorithm services segment.

The changes in the carrying amount of goodwill allocated to reportable segments as of December 31, 2021 and 2022 are as follows:

	AR advertising services	AR entertainment	Semiconductor business	Total	Total
	RMB	RMB	RMB	RMB	USD
As of December 31, 2020	137,060,340	206,069,104	53,099,316	396,228,760	56,891,819
Add: acquisition of Guoyu	13,283,750	—	—	13,283,750	1,907,324
Less: impairment loss	—	(112,736,917)	(18,457,742)	(131,194,659)	(18,837,357)
Translation difference	—	(341,931)	(997,319)	(1,339,250)	(192,294)
As of December 31, 2021	150,344,090	92,990,256	33,644,255	276,978,601	39,769,492

Less: impairment loss	—	—	(35,493,300)	(35,493,300)	(5,096,244)
*Reallocation of goodwill due to organization change	92,990,256	(92,990,256)
Translation difference	—	—	1,849,045	1,849,045	265,492
As of December 31, 2022	243,334,346	—	—	243,334,346	34,938,740

*        Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022 which are mainly operations invoices AR entertainment. Instead Yitian and subsidiaries has been focusing on AR advertising services, therefore goodwill of Yitian and subsidiaries are reallocated to AR advertising services.

The Company tests for impairment annually, and between annual tests if the Company becomes aware of an event or a change in circumstances that would indicate the carrying value may be impaired. Accordingly, the Company performed a quantitative assessment of the Company’s fair value of goodwill as of December 31, 2020, 2021 and 2022 using an income approach with assumptions that are considered level 3 inputs with the assistance of a third party valuation firm. The fair values of the respective reporting units were determined primarily by discounting estimated future cash flows, which were primarily determined based on revenue and expense growth assumptions and weighted average cost of capital, among other factors. The Company’s goodwill impairment analysis is performed, and related impairment charges recorded, after the impairment analysis and recognition, of impairment charges for long-lived assets other than goodwill and indefinite-lived intangible assets.

The Company concluded that the carrying value of Skystar reporting unit exceeded its respective fair value, resulting in a goodwill impairment of approximately RMB 7.3 million for the year ended December 31, 2020. The carrying value of Skystar and Fe-da Electronics reporting units exceeded their respective fair value, resulting in a goodwill impairment of approximately RMB 131.2 million for the year ended December 31, 2021. The carrying value Fe-da Electronics reporting units exceeded their respective fair value, resulting in a goodwill impairment loss of approximately RMB 35.5 million (USD 5.1 million) for the year ended December 31, 2022.